UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2009

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		26
Form 13F Information Table Value Total:		199,890
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI BRAZIL INDEX FD	CU	46428640	381	5100	SH		Sole				5100
ISHARES MSCI SINGAPORE IDX FD	CU	46428667	182	15860	SH		Sole				15860
ISHARES INC MSCI HONG KONG IDX FD	CU	46428687	179	11435	SH		Sole				11435
ISHARES S&P 500 INDEX ETF	CU	46428720	4697	42005	SH		Sole				42005
ISHARES MSCI EMERGING MARKETS	CU	46428723	948	22842	SH		Sole				22842
ISHARES MSCI EAFE ETF	CU	46428746	4592	83067	SH		Sole				83067
ISHARES COHEN & STEERS RLTY	CU	46428756	280	5333	SH		Sole				5333
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	17771	289862	SH		Sole				289862
ISHARES RUSSELL 2000 ETF	CU	46428765	11028	176625	SH		Sole				176625
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	301	10410	SH		Sole				10410
SCHWAB STRATEGIC TR INTL EQTY	CU	80852480	437	16932	SH		Sole				16932
VANGUARD MSCI EAFE ETF	CU	92194385	37541	1097679	SH		Sole				1097679
VANGUARD MSCI EMERGING MARKETS	CU	92204285	9925	242084	SH		Sole				242084
VANGUARD REIT INDEX	CU	92290855	8983	200780	SH		Sole				200780
VANGUARD MID CAP 	CU	92290862	11338	189127	SH		Sole				189127
VANGUARD SMALL CAP ETF	CU	92290875	704	12275	SH		Sole				12275
SPDR S&P METALS & MNG ETF	CU	86330E64	279	5400	SH		Sole				5400
IPATH DJ-UBS COMMODITY TOTAL RETURN	CU	06738C77	9432	223198	SH		Sole				223198
POWERSHARES QQQ TR	CU	73935A10	895	19568	SH		Sole				19568
SPDR S&P 500 ETF	CU	78462f10	76025	682202	SH		Sole				682202
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	512	14680	SH		Sole				14680
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	246	9712	SH		Sole				9712
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	522	10615	SH		Sole				10615
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	2205	21186	SH		Sole				21186
MATERIALS SELECT SECTOR SPDR	CU	81369Y10	254	7700	SH		Sole				7700
ENERGY SELECT SECTOR SPDR	CU	81369Y50	233	4080	SH		Sole				4080